Concentrations and Risks - Schedule of the Suppliers (Details) - Supplier A [Member] - Supplier Concentration Risk [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Total Expenses [Member]
Schedule of the Customers Accounting of Total Expenses from Customers [Line Items]
Total percentage	47.00%
Total expenses	$ 18,628
Total Payables to Virtual Asset [Member]
Schedule of the Customers Accounting of Total Expenses from Customers [Line Items]
Total percentage	96.00%
Payables to suppliers	$ 10,054